Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income and Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income/gain from unconsolidated subsidiary									$ 296	$ 167	$ 222
Gain (loss) on the sale of securities	$ (173)			$ (15)	$ 2	$ 2	$ 4	$ 504	(188)	512	218
Change in equity security value	43	$ 4	$ (52)	6
Merger-related expenses	259	185	376	64	13				884	13	347
Other non-interest expense									19,461	17,775	17,178
Income tax (benefit) provision	(187)	(29)	(372)	(71)	359	127	244	330	(659)	1,060	819
Net income	$ 1,217	$ 1,385	$ 1,975	$ 1,327	$ 578	$ 1,206	$ 1,294	$ 1,459	5,904	4,537	5,156
Comprehensive income									5,795	4,300	4,150
Parent Company [Member]
Interest and dividends on investment securities available for sale									44	44	59
Dividends from bank subsidiary									4,923	4,194	5,624
Income/gain from unconsolidated subsidiary									296	167	222
Gain (loss) on the sale of securities										314	166
Change in equity security value									26
Total income									5,289	4,719	6,071
Merger-related expenses									134	13	66
Other non-interest expense									155	146	157
Total expense									289	159	223
Income before income taxes (benefit) and equity in undistributed net income of subsidiary									5,000	4,560	5,848
Income tax (benefit) provision									(347)	(127)	47
Net income, Including Portion attributable to subsidiary									5,347	4,687	5,801
Undistributed net gain (loss) of subsidiary									557	(150)	(645)
Net income									5,904	4,537	5,156
Comprehensive income									$ 5,795	$ 4,300	$ 4,150